Short-term bank loans (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Short-term Debt [Line Items]
Short-term bank loans	$ 1,490,070	$ 1,455,580
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	$ 1,490,070	$ 1,455,580